Annual Total Returns [BarChart] - BlackRock Large Cap Focus Growth V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.55%
Annual Return 2012	15.22%
Annual Return 2013	33.92%
Annual Return 2014	14.16%
Annual Return 2015	2.73%
Annual Return 2016	7.89%
Annual Return 2017	29.56%
Annual Return 2018	3.01%
Annual Return 2019	32.70%
Annual Return 2020	43.74%